GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	COMMON STOCKS - 35.58%
	Aerospace & Defense - 0.53%
932	General Dynamics Corp.	$194,294
1,248	Lockheed Martin Corp.	443,552
		637,846
	Air Freight & Logistics - 0.60%
3,367	United Parcel Service, Inc. - Class B	721,683
	Banks - 1.47%
5,196	Citizens Financial Group, Inc.	245,511
15,087	Huntington Bancshares, Inc. (a)	232,642
846	M&T Bank Corp. (a)	129,929
1,098	PNC Financial Services Group, Inc.	220,171
10,952	Regions Financial Corp.	238,754
7,344	Truist Financial Corp.	429,990
4,705	U.S. Bancorp (a)	264,280
		1,761,277
	Beverages - 2.09%
22,156	Coca-Cola Co.	1,311,856
6,852	PepsiCo, Inc.	1,190,261
		2,502,117
	Biotechnology - 1.85%
7,395	AbbVie, Inc. (a)	1,001,283
3,505	Amgen, Inc.	788,520
5,838	Gilead Sciences, Inc.	423,897
		2,213,700
	Building Products - 0.27%
3,954	Johnson Controls International PLC - ADR	321,500
	Capital Markets - 1.58%
454	BlackRock, Inc.	415,664
3,650	Blackstone, Inc.	472,274
1,451	CME Group, Inc. (a)	331,495
3,920	State Street Corp.	364,560
1,567	T. Rowe Price Group, Inc. (a)	308,135
		1,892,128
	Chemicals - 0.31%
1,227	Air Products & Chemicals, Inc.	373,327
	Communications Equipment - 1.02%
19,238	Cisco Systems, Inc.	1,219,112
	Consumer Finance - 0.20%
5,054	Synchrony Financial	234,455
	Diversified Telecommunication Services - 1.44%
23,666	AT&T, Inc.	582,184
22,074	Verizon Communications, Inc.	1,146,965
		1,729,149
	Electric Utilities - 1.33%
2,642	American Electric Power Co., Inc. (a)	235,059
1,057	Eversource Energy	96,166
10,018	NextEra Energy, Inc. (a)	935,280
4,899	Xcel Energy, Inc.	331,662
		1,598,167
	Electrical Equipment - 0.88%
3,100	Eaton Corp. PLC - ADR	535,742
5,621	Emerson Electric Co.	522,584
		1,058,326
	Food Products - 0.86%
4,024	Archer-Daniels-Midland Co.	271,982
4,784	General Mills, Inc.	322,346
6,490	Mondelez International, Inc. - Class A	430,352
		1,024,680
	Health Care Equipment & Supplies - 0.54%
6,194	Medtronic PLC - ADR	640,769
	Health Care Providers & Services - 0.52%
6,046	CVS Health Corp.	623,705
	Hotels, Restaurants & Leisure - 0.79%
3,525	McDonald's Corp.	944,947
	Household Durables - 0.17%
842	Whirlpool Corp. (a)	197,584
	Household Products - 1.87%
5,884	Colgate-Palmolive Co.	502,141
1,759	Kimberly-Clark Corp.	251,396
9,086	Procter & Gamble Co.	1,486,288
		2,239,825
	Industrial Conglomerates - 1.30%
4,382	3M Co.	778,375
3,712	Honeywell International, Inc.	773,989
		1,552,364
	Insurance - 1.60%
6,415	Aflac, Inc.	374,572
2,612	Chubb Ltd. - ADR	504,926
3,732	Hartford Financial Services Group, Inc.	257,657
5,860	Progressive Corp.	601,529
1,161	Travelers Cos., Inc.	181,615
		1,920,299
	IT Services - 1.25%
2,085	Automatic Data Processing, Inc. (a)	514,119
5,599	International Business Machines Corp.	748,363
1,696	Paychex, Inc.	231,504
		1,493,986
	Leisure Products - 0.08%
949	Hasbro, Inc.	96,589
	Machinery - 0.63%
1,436	Cummins, Inc.	313,249
1,124	Illinois Tool Works, Inc. (a)	277,403
1,830	PACCAR, Inc.	161,516
		752,168
	Media - 0.84%
13,907	Comcast Corp. - Class A	699,939
10,071	ViacomCBS, Inc. - Class B (a)	303,943
		1,003,882
	Metals & Mining - 0.23%
2,378	Nucor Corp. (a)	271,449
	Multi-Utilities - 0.94%
3,625	Ameren Corp.	322,661
2,596	Consolidated Edison, Inc. (a)	221,491
2,044	DTE Energy Co.	244,340
2,533	Sempra Energy	335,065
		1,123,557
	Oil, Gas & Consumable Fuels - 0.28%
5,246	Marathon Petroleum Corp.	335,692
	Pharmaceuticals - 4.42%
14,049	Bristol-Myers Squibb Co.	875,955
3,265	Eli Lilly & Co.	901,858
8,290	Johnson & Johnson	1,418,170
13,562	Merck & Co., Inc.	1,039,392
17,910	Pfizer, Inc.	1,057,586
		5,292,961
	Road & Rail - 0.46%
2,167	Union Pacific Corp.	545,932
	Semiconductors & Semiconductor Equipment - 2.42%
993	Analog Devices, Inc.	174,540
16,766	Intel Corp.	863,449
5,522	Qualcomm, Inc.	1,009,807
4,533	Texas Instruments, Inc.	854,335
		2,902,131
	Specialty Retail - 1.70%
1,768	Advance Auto Parts, Inc.	424,108
1,084	Best Buy Co., Inc. (a)	110,134
3,619	Home Depot Inc.	1,501,921
		2,036,163
	Technology Hardware, Storage & Peripherals - 0.25%
8,048	HP, Inc.	303,168
	Tobacco - 0.86%
12,386	Altria Group, Inc.	586,973
4,653	Philip Morris International, Inc.	442,035
		1,029,008
	Total Common Stocks (Cost $34,397,049)	42,593,646

	INVESTMENT COMPANIES - 35.44%
	Exchange Traded Funds - 35.44%
294,075	Schwab U.S. Large-Cap ETF (a)(d)	33,471,616
411	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	37,578
76,814	Vanguard Real Estate ETF (a)	8,911,192
	Total Investment Companies (Cost $39,670,372)	42,420,386

	SHORT TERM INVESTMENTS - 28.71%
	Money Market Funds - 18.67%
22,342,362	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (b)	22,342,362

Principal Amount
	U.S. Treasury Notes - 10.04%
$3,000,000	1.750%, 03/31/2022 (c)	3,011,926
3,000,000	1.750%, 06/15/2022 (c)	3,021,747
3,000,000	0.125%, 09/30/2022	2,996,126
3,000,000	0.125%, 11/30/2022	2,993,339
		12,023,138
	Total Short Term Investments (Cost $34,376,636)	34,365,500

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.70%
21,184,220	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (b)	21,184,220
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $21,184,220)	21,184,220

	Total Investments (Cost $129,628,277) - 117.43%	140,563,752
	Liabilities in Excess of Other Assets - (17.43)%	(20,865,080)
	TOTAL NET ASSETS - 100.00%	$119,698,672

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2021.
(c)	All or a portion of this security is held as collateral for certain written options contracts. The approximate value of the portion on these securities held as collateral is $5,531,590.
(d)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

Glossary of Terms
ADR -	American Depositary Receipt

GuidePath® Growth and Income Fund
Schedule of Open Futures Contracts (Unaudited)
December 31, 2021

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	30	$7,137,750	Mar-22	$202,257
				$202,257

GuidePath® Growth and Income Fund
Schedule of Options Written (Unaudited)
December 31, 2021

		Put Options
Notional Amount	Number of Contracts	Options on Equities	Value
$4,600,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 07, 2022
		Exercise Price: $4,600.00	$(2,150)
4,700,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 14, 2022
		Exercise Price: $4,700.00	(23,630)
4,600,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 22, 2022
		Exercise Price: $4,600.00	(19,000)
4,630,000	10	CBOE S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 22, 2022
		Exercise Price: $4,630.00	(23,380)
4,700,000	10	S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: January 28, 2022
		Exercise Price: $4,700.00	(43,710)
4,750,000	10	S&P 500 Index
		Counterparty: Interactive Brokers
		Expiration: February 04, 2022
		Exercise Price: $4,750.00	(72,860)
	Total Written Options (Premiums Received $508,428)		$(158,950)